OPERATIONS IN TURKMENISTAN (Tables)	12 Months Ended
Dec. 31, 2010
OPERATIONS IN TURKMENISTAN
Impairment charges related to suspension of operations in Turkmenistan

The total effect of impairment charges on the Group's statement of operations for the year ended December 31, 2010 is as follows:

Impairment of long-lived assets	$119,580
Provision for doubtful accounts	11,462
General and administrative expenses	4,280
Other operating expenses	2,500

$137,822